Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

July 25, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

RE:	Global X Funds
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information for the Global X TargetIncomeTM Plus 2 ETF contained in Post-Effective Amendment No. 527 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), filed on July 13, 2018, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectus and statement of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 13, 2018, accession number 0001144204-18-038311.

If you have any comments or questions relating to this filing, please do not hesitate to contact me at (202) 507-5154.

Sincerely,

/s/Eric S. Purple
Eric S. Purple